Financial risk management -Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Risk Management [Line Items]
Borrowings With Floating Interest Rates	42.00%	69.00%
Undrawn Borrowing Facilities	$ 13	$ 13